FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

(Investor Class and Institutional Class)

SUPPLEMENT DATED FEBRUARY 17, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 30, 2012

The section titled “PORTFOLIO MANAGERS – Ownership of Securities” found on page 70 of the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

“PORTFOLIO MANAGERS – Ownership of Securities”

The table below identifies beneficial ownership of Fund securities by each Portfolio Manager as of February 15, 2012.

Portfolio Manager(s)	Dollar Range of Beneficial Ownership of Fund Securities
Andrew Foster (Lead Portfolio Manager)	Over $1,000,000
William Maeck (Associate Portfolio Manager)	$10,001 - $50,000